DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
SCHEDULE OF FAIR VALUE MEASUREMENTS, RECURRING AND NONRECURRING, VALUATION TECHNIQUES

	Initial Valuations (on new derivative instruments entered into during the three months ended March 31, 2026)	March 31, 2026
Volatility	-	324%
Expected Remaining Term (in years)	-	0.002
Risk Free Interest Rate	-	3.74%
Expected dividend yield	None	None

	Initial Valuations (on new derivative instruments entered into during the year ended June 30, 2025)	Initial Valuations (on new derivative instruments entered into during the year ended June 30, 2024)
Volatility	344-414%	323.40 – 333.45%
Expected remaining term	0.66-1.00	0.50
Risk-free interest rate	4.21-4.29%	5.42 - 5.55%
Expected dividend yield	None	None

	June 30, 2025	June 30, 2024
Volatility	413.55%	323.40%
Expected remaining term	0.01 - 0.95	0.01 - 0.28
Risk-free interest rate	4.21 – 4.45%	5.45 - 5.47%
Expected dividend yield	None	None

SCHEDULE OF FAIR VALUE, ASSETS AND LIABILITIES MEASURED ON RECURRING BASIS

	Balance at March 31, 2026	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Warrant liability	$104,313	$—	$—	$104,313
Embedded conversion option liabilities	50,273	—	—	50,273
Total	$154,586	$—	$—	$154,586

	Balance at June 30, 2025	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Embedded conversion option liabilities	$403,892	$—	$—	$403,892
Total	$403,892	$—	$—	$403,892

The following tables summarize the Company’s financial assets and liabilities measured at fair value on a recurring basis as of June 30, 2025:

	Balance at June 30, 2025	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Embedded conversion option liabilities	$403,892	$—	$—	$403,892
Total	$403,892	$—	$—	$403,892

The following tables summarize the Company’s financial assets and liabilities measured at fair value on a recurring basis as of June 30, 2024:

	Balance at June 30, 2024	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Embedded conversion option liabilities	$133,886	$—	$—	$133,886
Total	$133,886	$—	$—	$133,886

SCHEDULE OF DERIVATIVE LIABILITIES AT FAIR VALUE

The following is a roll forward for the nine months ended March 31, 2026 of the fair value liability of price adjustable derivative instruments:

Fair Value of
Liability for
Derivative
Instruments
Balance at June 30, 2025	$403,892
Gain on debt extinguishment	(303,743)
Change in fair value included in statements of operations	(49,876)
Balance at March 31, 2026	$50,273

The following is a roll forward for the years ended June 30, 2025 and 2024 of the fair value liability of price adjustable derivative instruments:

Fair Value of
Liability for
Derivative
Instruments
Balance at June 30, 2023	$423,209
Initial fair value of embedded conversion option derivative liability recorded as debt discount	150,000
Initial fair value of embedded conversion option derivative liability recorded as derivative expense	141,012
Gain on debt extinguishment	(263,798)
Change in fair value included in statements of operations	(316,537)
Balance at June 30, 2024	133,886
Initial fair value of embedded conversion option derivative liability recorded as debt discount	222,500
Initial fair value of embedded conversion option derivative liability recorded as derivative expense	333,596
Gain on debt extinguishment	(73,640)
Change in fair value included in statements of operations	(212,450)
Balance at June 30, 2025	$403,892

SUMMARY OF THE CHANGES IN THE FAIR VALUE OF THE LEVEL 3 WARRANT LIABILITY

The following table sets forth a summary of the changes in the fair value of the Level 3 warrant liability for the nine months ended March 31, 2026:

Warrant Liability
Fair value as of June 30, 2025	$-
Initial fair value of warrant liability upon issuance	882,345
Reclassification into equity upon warrant exercise	(1,805)
Change in fair value of warrant liability	(776,227)
Fair value as of March 31, 2026	$104,313